JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—94.5% (a)
Alabama—2.1%
Utility—2.1%
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	2,750	2,931
Series 2026A, Rev., 5.00%, 12/1/2034	3,500	3,696
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500	1,571
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,053
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	300	313
		9,564
California—1.4%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,650	364
Transportation—0.2%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,240	1,254
Utility—1.1%
California Community Choice Financing Authority, Clean Energy Project
Series 2026C, Rev., 5.25%, 2/1/2036	2,550	2,780
Series 2026B, Rev., 5.00%, 3/1/2036	2,200	2,312
		5,092
Total California		6,710
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	177
Georgia—1.6%
Utility—1.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,750	2,786
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,127
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	2,360	2,533
		7,446
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,358
Kentucky—0.6%
Utility—0.6%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,571
Series 2025B, Rev., 5.00%, 12/1/2033	950	976
		2,547
Nevada—0.1%
Transportation—0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	500	280

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York—84.4%
Education—5.7%
Build NYC Resource Corp., Bay Ridge Preparatory School Project Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,255
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (c)	1,000	1,002
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,076
Clinton County Capital Resource Corp., CVCES Boces Project Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	775
Madison County Capital Resource Corp., Colgate University Refunding Project Series 2025, Rev., 5.00%, 7/1/2041	1,150	1,289
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,294
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	2,400	2,483
New York State Dormitory Authority, Master Boces Program Series 2026, Rev., 4.13%, 8/15/2046	1,000	968
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,940
New York State Dormitory Authority, Orchard Park CCRC, Inc. Obligate Series 2025A, Rev., 5.13%, 11/15/2050	1,850	1,869
New York State Dormitory Authority, Rockland Boces Issue Series 2025, Rev., 4.25%, 8/15/2050	2,000	1,891
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,110	2,409
Onondaga Civic Development Corp., Syracuse University Project Series 2025, Rev., 4.50%, 12/1/2050	2,000	1,995
Onondaga County Trust for Cultural Resources, Syracuse University Project Series 2019, Rev., 4.00%, 12/1/2047	3,350	3,185
Saratoga County Capital Resource Corp., WSWHE Boces Project
Series 2025, Rev., 5.00%, 7/1/2033	470	543
Series 2025, Rev., 5.00%, 7/1/2034	300	349
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (c)	2,000	1,938
		26,261
General Obligation—13.3%
Chappaqua Central School District Series 2025, GO, 4.00%, 7/15/2039	1,015	1,048
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	5,000	5,037
City of New York, Fiscal Year 2008 Series 2008L-4, GO, VRDO, 2.75%, 6/1/2026 (b)	2,000	2,000
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,634
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, 2.80%, 6/1/2026 (b)	935	935
City of New York, Fiscal Year 2024 Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,060
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	1,000	1,088
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,000	1,056
City of New York, Fiscal Year 2026 Series 2026G, GO, 5.00%, 2/1/2043	1,000	1,091
City of Yonkers
Series 2024A, GO, A.G., 5.00%, 2/15/2041	1,000	1,086
Series 2024B, GO, A.G., 5.00%, 2/15/2041	1,000	1,086
Series 2024A, GO, A.G., 5.00%, 2/15/2042	1,505	1,626
Series 2024B, GO, A.G., 5.00%, 2/15/2042	1,000	1,080
County of Albany Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,113
County of Erie, Buffalo Bills Stadium Project
Series 2024B, GO, 4.00%, 9/15/2047	1,360	1,312
Series 2024B, GO, 5.25%, 9/15/2048	1,500	1,613
County of Nassau
Series 2021A, GO, A.G., 4.00%, 4/1/2036	2,000	2,057
Series 2022A, GO, 4.25%, 4/1/2052	2,000	1,935
County of Nassau, General Improvement Series 2023A, GO, A.G., 4.00%, 4/1/2042	1,500	1,502
County of Onondaga Series 2022, GO, 4.00%, 6/15/2037	2,000	2,058

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
General Obligation — continued
County of Suffolk Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,436
State of New York Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,113
Town of Clarkstown Series 2023, GO, 4.00%, 11/15/2039	990	1,015
Town of Hempstead
Series 2025A, GO, 4.00%, 6/1/2041	2,000	2,048
Series 2024, GO, 4.00%, 5/1/2043	1,725	1,739
Town of Huntington, Public Improvement Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,406
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	2,000	2,012
Town of Oyster Bay Series 2025, GO, BAN, 4.00%, 8/21/2026	6,000	6,018
Town of Webster Series 2025, GO, BAN, 4.00%, 8/25/2026	4,000	4,013
Uniondale Union Free School District
Series 2023, GO, 4.00%, 1/15/2038	2,000	2,060
Series 2023, GO, 4.00%, 1/15/2041	2,000	2,025
		61,302
Hospital—5.9%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	2,000	2,116
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,084
Dutchess County Local Development Corp., Health Quest System, Inc., Project Series 2016B, Rev., 5.00%, 7/1/2046	1,250	1,250
Genesee County Funding Corp. (The), Rochester Regional Health Energy Projects Series 2025A, Rev., 5.25%, 12/1/2050	1,000	1,020
New York City Health and Hospitals Corp., Health System Series 2025A, Rev., 5.00%, 2/15/2035	2,500	2,869
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,000	1,729
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000	1,107
Series 2022 1-B, Rev., 4.00%, 7/1/2051	1,300	1,178
Series 2025 1, Rev., 5.25%, 7/1/2054	515	549
New York State Dormitory Authority, Mount Sinai Obligated Group Series 2025, Rev., 5.00%, 7/1/2045	2,000	2,037
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2035	1,000	1,121
Series 2022A, Rev., 5.00%, 5/1/2052	3,465	3,522
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group
Series 2025A, Rev., A.G., 5.25%, 7/1/2043	500	554
Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,250	1,349
New York State Dormitory Authority, White Plains Hospital Series 2024, Rev., A.G., 5.50%, 10/1/2054	2,000	2,119
Oneida County Local Development Corp., Mohawk Valley Health System Project Series 2019A, Rev., A.G., 4.00%, 12/1/2049	1,785	1,603
Rensselaer County Capital Resource Corp., Energy Performance Lease, Van Rensselaer Manor Nursing Home Project Series 2026, Rev., 5.00%, 4/1/2040	2,000	2,218
		27,425
Housing—8.7%
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	3,500	3,509
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,170	1,189
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Rev., 5.25%, 12/15/2031	3,900	4,019
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, 2.80%, 6/1/2026 (b)	4,225	4,225
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	2,000	2,021

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Housing — continued
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, 1.64%, 6/10/2026 (b)	7,600	7,600
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, 1.60%, 6/10/2026 (b)	8,000	8,000
Series 227, Rev., 3.25%, 10/1/2050	1,680	1,671
Series 273, Rev., 6.00%, 10/1/2055	3,850	4,241
Series 274, Rev., 6.25%, 10/1/2056	3,545	3,963
		40,438
Industrial Development Revenue/Pollution Control Revenue—2.4%
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., A.G., 5.00%, 1/1/2031	1,250	1,360
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,500	2,644
New York Liberty Development Corp., Goldman Sachs Headquarters LLC Series 2005, Rev., 5.25%, 10/1/2035	1,260	1,435
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2021B, Rev., 4.00%, 8/15/2039	1,380	1,403
New York State Environmental Facilities Corp.,Solid Waste Disposal, Waste Management, Inc., Project Series 2012, Rev., AMT, VRDO, 2.95%, 8/3/2026 (b)	1,500	1,500
Trust for Cultural Resources of The City of New York (The), Lincoln Center For the Performing Arts, Inc. Series 2026A, Rev., 5.00%, 12/1/2035	2,250	2,549
		10,891
Other Revenue—21.1%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 2.84%, 6/1/2026 (b)	13,600	13,600
Series 2019B, Rev., 5.00%, 11/1/2040	2,000	2,089
Series 2025, Rev., 5.00%, 11/1/2044	1,700	1,889
Series 2025, Rev., 5.00%, 11/1/2046	2,700	2,954
Series 2023A, Rev., 5.00%, 11/1/2053	1,335	1,393
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,032
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,015
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	3,200	2,480
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2044	5,000	4,884
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	1,000	1,146
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026B, Rev., 5.00%, 5/1/2042	2,500	2,740
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2044	2,000	2,168
Series 2026B, Rev., 5.00%, 5/1/2051	1,000	1,037
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,081
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2034	4,000	4,162
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, 2.85%, 6/1/2026 (b)	2,000	2,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017A, Subseries E-1, Rev., 5.00%, 2/1/2035	2,000	2,026
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019, Subseries C-4, Rev., VRDO, 2.85%, 6/1/2026 (b)	1,100	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,040

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,145
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,080
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	937
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 5.00%, 5/1/2044	1,000	1,075
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019 Series B-1, Rev., 5.00%, 8/1/2034	1,535	1,598
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025I, Subseries I-1, Rev., 5.50%, 5/1/2053	2,000	2,141
New York Convention Center Development Corp., Hotel Unit Fee Secured Series 2015, Rev., 5.00%, 11/15/2045	2,170	2,171
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured Series A, Rev., Zero Coupon, 11/15/2047	1,600	591
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., Zero Coupon, 11/15/2033	4,090	3,094
New York Liberty Development Corp. Series 1WTC-2021, Rev., 4.00%, 2/15/2043	2,500	2,458
New York Liberty Development Corp., World Trade Centre Series 2014, Rev., 5.00%, 11/15/2044 (c)	1,000	1,001
New York State Dormitory Authority, Sales Tax Series 2025A, Rev., 4.25%, 3/15/2048	1,500	1,436
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,013
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,093
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,032
Series 2023A-1, Rev., 4.00%, 3/15/2043	1,110	1,092
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,029
Suffolk Tobacco Asset Securitization Corp.
Series 2021A-2, Rev., 4.00%, 6/1/2039	2,640	2,558
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	12,000	1,004
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation Series 2016A, Rev., 4.00%, 7/1/2046	1,000	909
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	2,000	2,026
Series A, Rev., 5.00%, 6/1/2036	2,000	2,023
Series B, Rev., 5.00%, 6/1/2048	2,350	2,246
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240	253
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,807
Series B, Rev., 5.00%, 6/1/2034	2,000	2,030
		97,678
Special Tax—2.9%
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,017
Series 2020A, Rev., 4.00%, 3/15/2040	3,000	3,013
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,463
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,587
New York State Housing Finance Agency, State Personal Income Tax
Series 2024B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,501
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	973

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Special Tax — continued
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,518
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,471
		13,543
Transportation—13.9%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2031	1,585	1,610
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,532
Series 2017A, Rev., 5.00%, 2/15/2038	2,125	2,150
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,749
Series 2022A, Rev., 4.00%, 2/15/2043	2,100	2,100
Metropolitan Transportation Authority
Series 2024A, Rev., 5.00%, 11/15/2040	1,000	1,083
Series 2024B, Rev., 5.00%, 11/15/2041	3,000	3,251
Series 2020A-1, Rev., A.G., 4.00%, 11/15/2043	2,590	2,539
Series 2020C-1, Rev., 5.25%, 11/15/2055	2,200	2,237
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,506
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,030
Series 2024B-2, Rev., 5.00%, 11/15/2048	1,685	1,761
MTA Hudson Rail Yards Trust Obligations Series 2016A, Rev., 5.00%, 11/15/2051	1,000	1,000
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,326
Series N, Rev., 4.00%, 1/1/2041	2,500	2,504
New York Transportation Development Corp. New York State Thruway Areas Project Series 2021, Rev., AMT, 4.00%, 10/31/2041	1,430	1,399
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,210
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,301
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	1,025
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2021, Rev., AMT, 3.00%, 8/1/2031	2,000	1,927
Series 2025, Rev., AMT, A.G., 6.00%, 6/30/2045	1,000	1,112
Series 2024, Rev., AMT, 5.50%, 6/30/2054	1,500	1,520
Series 2024B, Rev., AMT, A.G., 0.0%, 12/31/2054	2,000	1,324
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,347
Series 244, Rev., 5.00%, 7/15/2042	2,000	2,213
Series 248, Rev., 5.00%, 1/15/2050	2,000	2,107
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,425
Series B, Rev., 5.00%, 11/15/2033	1,500	1,529
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,643
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,044
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,368
Series 2025A-1, Rev., 5.00%, 11/15/2043	1,250	1,358

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Transportation — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien Series 2026A-1, Rev., 5.00%, 11/15/2043	1,000	1,108
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,115
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	946
		64,399
Utility—6.1%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,500	3,492
Series 2019A, Rev., 4.00%, 9/1/2034	2,725	2,774
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,085
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,042
New York Energy Finance Development Corp. Series 2025, Rev., 5.00%, 12/1/2033 (b)	1,100	1,138
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2041	1,500	1,658
Series 2020A, Rev., 4.00%, 11/15/2045	3,000	2,930
New York Power Authority, Green Transmission Project Series 2022A, Rev., A.G., 5.00%, 11/15/2035	840	926
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 2004B, Rev., AMT, 4.00%, 5/15/2032	1,000	1,011
Series 1997B, Rev., 3.80%, 8/1/2032	4,000	4,073
Utility Debt Securitization Authority, Restructuring Bond
Series 2016B, Rev., 5.00%, 12/15/2035	2,450	2,454
Series 2025TE-1, Rev., 5.00%, 12/15/2046	3,250	3,535
		28,118
Water & Sewer—4.4%
New York City Municipal Water Finance Authority, Second General Resolution Series 2025BB, Rev., 5.00%, 6/15/2048	1,000	1,048
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000	1,176
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries AA-1, Rev., 5.00%, 6/15/2044	1,000	1,093
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,154
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,002
Series 2020, Subseries DD-3, Rev., 4.00%, 6/15/2042	2,500	2,470
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000	1,053
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026I, Rev., 5.25%, 11/1/2050 (d)	1,000	1,066
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, 2.95%, 6/1/2026 (b)	6,000	6,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,266

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Water & Sewer — continued
Series 2025C, Rev., 5.00%, 6/15/2050	1,000	1,063
Series 2024A, Rev., 5.25%, 6/15/2053	1,000	1,066
		20,457
Total New York		390,512
Ohio—1.1%
Other Revenue—0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,645	3,708
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,130	408
		4,116
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,021
Total Ohio		5,137
Other—0.5%
Other Revenue—0.5%
2026 Loan Holding-1 Series CR-2026, Rev., 2.45%, 6/10/2026 (c) (e)	2,250	2,231
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	945	1,024
Puerto Rico—1.6%
General Obligation—0.4%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,031
Other Revenue—1.2%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,750	781
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-2, Rev., 4.33%, 7/1/2040	1,750	1,743
Series A-1, Rev., Zero Coupon, 7/1/2046	4,500	1,634
Series A-1, Rev., 5.00%, 7/1/2058	1,300	1,282
		5,440
Total Puerto Rico		7,471
Texas—0.5%
Utility—0.5%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply
Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,000	1,069
Series 2026, Rev., 5.00%, 4/1/2036	1,100	1,160
		2,229
Wisconsin—0.1%
Education—0.1%
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (c)	500	510
Total Municipal Bonds (Cost $433,483)		437,196

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	Shares (000)	Value ($000)
Short-Term Investments—4.5%
Investment Companies—4.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (f) (g)(Cost $20,830)	20,828	20,831
Total Investments—99.0% (Cost $454,313)		458,027
Assets in Excess of Other Liabilities—1.0%		4,837
Net Assets—100.0%		462,864

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
MTA	Metropolitan Transportation Authority
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	84	09/21/2026	USD	9,231	54
U.S. Treasury 2 Year Note	29	09/30/2026	USD	5,992	12
					66

Abbreviations
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.46 annually	Pay	3/22/2028	USD14,793	—	(66)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds	$—	$437,196	$—	$437,196
Short-Term Investments
Investment Companies	20,831	—	—	20,831

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Total Investments in Securities	$20,831	$437,196	$—	$458,027
Appreciation in Other Financial Instruments
Futures Contracts	$66	$—	$—	$66
Depreciation in Other Financial Instruments
Swaps	$—	$(66)	$—	$(66)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$66	$(66)	$—	$—
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$31,041	$30,739	$40,949	$— (c)	$— (c)	$20,831	20,828	$101	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.